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BNY Mellon Asset Allocation Fund
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Supplement [Text Block]	ck0001111565_SupplementTextBlock

March 13, 2014

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

Supplement to Prospectus
dated January 1, 2014

The following information supplements and supersedes any contrary information contained in the sections of the Fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy" and "Fund Details – BNY Mellon Asset Allocation Fund":

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The Trust's board has approved modifications to the permissible investment options in the Investment Grade Bonds, High Yield Bonds and Diversifying Strategies asset classes of BNY Mellon Asset Allocation Fund by adding (i) BNY Mellon Corporate Bond Fund as an additional investment option in the Investment Grade Bonds asset class, (ii) Dreyfus Floating Rate Income Fund as an additional investment option in the High Yield Bonds asset class and (iii) Dynamic Total Return Fund (Dreyfus) and two unaffiliated investment companies as additional investment options in the Diversifying Strategies asset class. The modifications are effective on or about April 28, 2014 (the "Effective Date").

As revised to reflect the modifications to the investment options of the fund, the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the underlying funds selected by the investment adviser as fund investment options as of the Effective Date are as follows:

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Focused Equity Opportunities Fund BNY Mellon Income Stock Fund Dreyfus Appreciation Fund, Inc. Dreyfus U.S. Equity Fund Dreyfus Research Growth Fund, Inc. Dreyfus Strategic Value Fund	34%	20% to 45%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Multi-Strategy Fund BNY Mellon Small/Mid Cap Fund BNY Mellon Small Cap Multi-Strategy Fund Dreyfus Select Managers Small Cap Value Fund Dreyfus Select Managers Small Cap Growth Fund	11%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund Dreyfus/Newton International Equity Fund Global Stock Fund (Dreyfus) International Stock Fund (Dreyfus) Dreyfus Global Real Estate Securities Fund	11%	5% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund	7%	5% to 15%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund BNY Mellon Corporate Bond Fund Dreyfus Inflation Adjusted Securities Fund	25%	20% to 55%
High Yield Bonds Dreyfus High Yield Fund Dreyfus Floating Rate Income Fund	5%	0% to 10%
Emerging Markets Debt Dreyfus Emerging Markets Debt Local Currency Fund Unaffiliated Investment Company	2%	0% to 10%
Diversifying Strategies Dynamic Total Return Fund (Dreyfus) Unaffiliated Investment Companies	4%	0% to 20%
Money Market Instruments Direct Investments	1%	0% to 10%

Description of the Asset Classes

The following describes the additional underlying funds in which the fund may invest to gain investment exposure to the Investment Grade Bonds, High Yield Bonds and Diversifying Strategies asset classes.

Investment Grade Bonds

BNY Mellon Corporate Bond Fund normally invests in U.S. dollar-denominated corporate bonds issued by U.S. and foreign corporations.  This underlying fund's investment adviser uses a disciplined process to select bonds and manage risk, actively managing the underlying fund's bond market and maturity exposure and credit profile.  Bonds selected must fit within management's predetermined targeted positions for quality, duration, coupon, maturity and sector.  The process includes computer modeling and scenario testing of possible changes in market conditions.  This underlying fund's investment adviser will use other techniques in an attempt to manage market risk and duration.  This underlying fund normally invests at least 80% of its assets in bonds rated investment grade or the unrated equivalent at the time of purchase, with at least 65% of such investment grade bonds issued by corporations or the U.S. government or its agencies.  Generally, the average effective duration of this underlying fund's portfolio will not exceed eight years.  This underlying fund may invest in individual bonds of any duration.

High Yield Bonds

Dreyfus Floating Rate Income Fund normally invests in floating rate loans and other floating rate securities.  Floating rate loans and other floating rate securities effectively should enable this underlying fund to achieve a floating rate of income.  This underlying fund, which is non-diversified, normally will focus on senior secured floating rate loans, which are loans secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event of bankruptcy.  This underlying fund currently intends to invest principally in floating rate loans and other floating rate securities of U.S. issuers, but may invest up to 20% of its net assets in securities of foreign issuers, typically those located in foreign countries that are members of the Organisation for Economic Co-operation and Development.  This underlying fund may invest in floating rate loans and other securities of any credit quality, maturity and duration.  The floating rate loans and other floating rate securities in which this underlying fund invests typically will be rated, at the time of investment, below investment grade or the unrated equivalent.  The sub-adviser for this underlying fund buys and sells securities through a value-oriented, bottom up research process that incorporates a macroeconomic overlay to analyze investment opportunities. The sub-adviser uses fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across sectors, industries and structures while seeking to mitigate credit risk.  The sub-adviser's fundamental analysis is complemented by its macroeconomic outlook as it relates to observed default trends, performance drivers and capital market liquidity.

Diversifying Strategies

Dynamic Total Return Fund (Dreyfus) invests in instruments that provide investment exposure to global equity, bond, currency and commodity markets, and in fixed-income securities.  This underlying fund, which is non-diversified, may invest in instruments that provide economic exposure to developed and, to a limited extent, emerging market issuers. This underlying fund ordinarily invests in at least five countries, and may invest up to 30% of its net assets in emerging market issuers. This underlying fund will seek to achieve investment exposure to global equity, bond, currency and commodity markets primarily through long and short positions in futures, options, forward contracts, swap agreements or exchange-traded funds (ETFs), and normally will use economic leverage as part of its investment strategy. This underlying fund also may invest directly in equity securities, fixed-income securities and money market instruments. This underlying fund's portfolio managers apply a systematic, analytical investment approach designed to identify and exploit relative misvaluation opportunities across and within global capital markets. This underlying fund will use to a significant degree derivative instruments as a substitute for investing directly in equities, bonds, currencies or commodities in connection with its investment strategy.

One of the additional unaffiliated underlying funds in which a portion of the fund's assets allocated to the diversifying strategies asset class may be invested seeks to generate positive absolute returns over time.  This underlying fund typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management.  This underlying fund uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments across time periods of various lengths, and may have both short and long exposures within an asset class.  This underlying fund also may obtain investment exposure to commodities and commodity-related derivatives by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments.

The other additional unaffiliated underlying fund invests in a universe of allowable commodity-linked derivative instruments and fixed-income investment opportunities.  This underlying fund, which is non-diversified, gains exposure to commodities markets by investing in commodity-linked derivative instruments, such as structured notes and swap agreements.  This underlying fund also may obtain investment exposure to commodities and commodity-related derivatives by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments.  This underlying fund invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations.  This underlying fund maintains an average portfolio duration of three years or less and its fixed-income securities primarily will mature within five years from the date of settlement.  This underlying fund's investments may include foreign securities denominated in foreign currencies.

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